STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS

NOTE 21 – STOCK OPTIONS AND WARRANTS

Stock Option

On April 5, 2021, the Company entered into a Consulting Agreement with a third-party consultant for her marketing and promoting services provided to xSigma Corporation. Pursuant to the Consulting Agreement, the Company issued 35,714 stock options (250,000 stock options prior to split), of which 7,143 options (50,000 options prior to split) are exercisable upon execution of the Consulting Agreement and the 28,571 stock options (200,000 stock options prior to split) shall vest in four equal installments on a quarterly basis (7,143 shares every three months). The Company estimates the fair value of the share-based option awards on the date of grant using the Black-Scholes option-pricing model (the “Black-Scholes model”). Using the Black-Scholes model, the value of the award that is ultimately expected to vest is recognized over the requisite service period in the statement of operations. The Company attributes compensation to expense using the straight-line single option method for the options granted.

A summary of stock option activity for the year ended September 30, 2025, is presented below:

	Shares	Weighted	Remaining	Grant-
	Underlying	Average	Contractual	Date
	Options	Exercise Price	Term (Years)	Fair Value
Outstanding at October 1, 2021	35,714	$70	0	$1,085,386
Granted	—	$—	—	$—
Exercised	—	$—	—	—
Forfeited	—	$—	—	—
Outstanding at September 30, 2025	35,714	$70	0	$1,085,386
Exercisable at September 30, 2025	35,714	$70	0	$—

*	The table gives retroactive effect to the January 31, 2025 one-for-seven reverse share split.

Stock Warrants

As of September 30, 2025, the Company had outstanding 14,102 warrants (98,716 stock warrants prior to split) issued in connection with the consulting arrangement and stock offering. The following is a summary of the change in outstanding warrants during the fiscal year ended September 30, 2025:

			Weighted
			Average
	Shares Underlying	Weighted Average	Remaining Contractual
	Options/ Warrants	Exercise Price	Term (Years)
Outstanding at October 1, 2024	682,092	$20.09	1.42
Issued	—	$—	—
Exercised	(316,901)	$—	—
Expired	(351,089)	$—	—
Outstanding at September 30, 2025	14,102	$1.38	0.42
Exercisable at September 30, 2025	14,102	$1.38	0.42

*	The table gives retroactive effect to the January 31, 2025 one-for-seven reverse share split.